Employee Costs - Schedule of Employee Benefits Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 3,654.6	$ 3,243.2
Pension costs	108.0	93.5
Net share-based compensation	60.1	26.0
Total employee costs	3,822.7	3,362.7
Direct labor	2,321.5	2,039.9
Indirect labor	$ 1,501.2	$ 1,322.8